Investments and Derivative Instruments (Fixed Maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Amortized Cost
One year or less, amortized cost	$ 1,615
Over one year through five years, amortized cost	5,328
Over five years through ten years, amortized cost	4,319
Over ten years, amortized cost	8,668
Subtotal, amortized cost	19,930
Mortgage-backed and asset-backed securities, amortized cost	7,258
Total fixed maturities, AFS, amortized cost	27,188
Available-for-sale Securities, Fair Value
One year or less, fair value	1,639
Over one year through five years, fair value	5,535
Over five years through ten years, fair value	4,481
Over ten years, fair value	9,153
Subtotal, fair value	20,808
Mortgage-backed and asset-backed securities, fair value	7,355
Total fixed maturities, AFS, fair value	$ 28,163	$ 49,404